Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023
C000241226
Account Value [Line Items]
Line Graph and Table Measure Name	Fund (Based on Net Asset Value)
Account Value	$ 12,540	$ 12,856	$ 12,058	$ 12,087	$ 10,959	$ 9,944	$ 10,184
T. Rowe Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark
Account Value	$ 13,664	13,313	12,533	12,142	11,036	9,848	10,179
T. Rowe Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Strategy Benchmark
Account Value	$ 12,356	$ 12,606	$ 11,519	$ 11,774	$ 10,804	$ 9,867	$ 10,189